LONG-TERM DEBT - Senior Secured Notes (Details) - USD ($)			12 Months Ended
	Aug. 13, 2018	Mar. 07, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2018	Sep. 30, 2018	Aug. 31, 2018	Feb. 05, 2018	Nov. 30, 2017	Feb. 28, 2017
Line of Credit Facility [Line Items]
Loss (gain) on extinguishment of debt			$ 90,569,000	$ 12,458,000	$ (6,991,000)
8.25% Senior Notes Due 2025
Line of Credit Facility [Line Items]
Stated interest rate (as percent)			8.25%
12.00% Senior Secured Notes
Line of Credit Facility [Line Items]
Stated interest rate (as percent)											12.00%
Senior Notes | 8.25% Senior Notes Due 2025
Line of Credit Facility [Line Items]
Stated interest rate (as percent)	8.25%		8.25%					8.25%
Debt issuance costs capitalized			$ 13,300,000
Debt instrument, face amount	$ 690,000,000.0							$ 690,000,000.0
Debt instrument, term	5 years
Loss (gain) on extinguishment of debt			$ 69,200,000
Senior Notes | 12.00% Senior Secured Notes
Line of Credit Facility [Line Items]
Stated interest rate (as percent)			12.00%	12.00%		12.00%	12.00%			12.00%
Debt issuance costs capitalized				$ 18,300,000
Debt instrument, face amount				605,000,000.0		$ 135,000,000.0				$ 135,000,000.0	$ 470,000,000.0
Loss (gain) on extinguishment of debt				$ 12,500,000
Amount of redemption									$ 77,500,000
Redemption price, percentage of redemption amount (as percent)		112.00%
Long-term debt		$ 527,500,000